SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Sep. 30, 2025
Selling General And Administrative Expenses
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

15.	COST OF REVENUES

The Group’s cost of sales mainly comprises direct labor costs and cost of materials and tools.

The following table breaks down the cost of revenues for the years ended September 30, 2023, 2024 and 2025:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
cost of materials and tools	58,918,308	73,060,614	103,156,638	14,490,327
labor costs	41,307,139	74,029,886	108,326,669	15,216,557
	100,225,447	147,090,500	211,483,307	29,706,884

16.	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

The Group’s selling, general and administrative expenses primarily consist of professional services fee, payroll and related expenses for employees involved in general corporate functions, costs associated with these functions including rental and other general corporate related expenses incurred, and provision of bad debt. The selling, general and administrative expenses incurred for the years ended September 30, 2023, 2024 and 2025 are RMB5,629,843, RMB 6,550,065, and RMB 9,656,665 (US$1,356,464), respectively.